Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Net operating losses carry forwards	$ 17,029	$ 21,592
Other temporary differences	116	388
Total deferred tax assets	17,145	21,980
Less valuation allowance	0	0
Deferred tax asset, net of valuation allowance	17,145	21,980
Deferred tax liabilities
Investment in joint venture	21,122	21,871
Other temporary differences	273	517
Total deferred tax liabilities	21,395	22,388
Net deferred tax asset/(liability)	$ (4,250)	$ (408)